Annual Total Returns [BarChart] - Virginia Bond Fund - Fund Shares	Aug. 01, 2021
Bar Chart Table:
2011	10.98%
2012	7.76%
2013	(3.14%)
2014	10.78%
2015	2.78%
2016	0.81%
2017	4.58%
2018	0.82%
2019	6.16%
2020	4.42%